Share-Based Compensation - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) Year shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum contractual life	10 years
Unrecognized share-based payment expense | $	$ 55.2
Weighted average period expected to be recognized	2 years 6 months
Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Requisite service period for stock award	1 year
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period for stock award	4 years
RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average period expected to be recognized	2 years 2 months 12 days
Estimated outstanding RSU | shares	682,437
Unrecognized share-based payment expense related to nonvested stock options | $	$ 57.9
Fair value of RSUs vesting during the year | $	$ 40.0	$ 33.2	$ 26.3
RSUs [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Requisite service period for stock award	1 year
RSUs [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Requisite service period for stock award	4 years
2009 Plan and the Stock Plan for Non-Employee Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of equity compensation plans | Year	2
Number of common stock registered for award | shares	49,900,000
Shares available for future grants | shares	10,400,000